Income Taxes - Summary of Changes in Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 3,951,100	$ 2,467,300	$ 1,787,100
Increases resulting from tax positions taken during a prior period	573,900	503,100	466,600
Increases resulting from tax positions taken during the current period	2,818,500	980,700	213,600
Unrecognized tax benefits at end of year	$ 7,343,500	$ 3,951,100	$ 2,467,300